STATEMENT OF CONSOLIDATED FINANCIAL POSITION - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Patents and software	€ 2,655,000	€ 2,757,000
Property, plant and equipment	584,000	563,000
Other non-current financial assets	173,000	186,000
Total non-current assets	3,411,000	3,506,000
Other receivables and prepaid expenses	6,934,000	6,536,000
Other current financial assets	590,000	904,000
Cash and cash equivalents	11,053,000	23,926,000
Total current assets	18,576,000	31,366,000
TOTAL ASSETS	21,987,000	34,872,000
Shareholders' equity
Share capital	47,659,528.60	27,191,000
Premiums related to the share capital	(1,588,000)	27,781,000
Treasury shares	(21,000)	(51,000)
Foreign currency translation adjustment	(25,000)	(73,000)
Accumulated deficit - attributable to shareholders of Biophytis	(23,689,000)	(17,850,000)
Net loss - attributable to shareholders of Biophytis	(24,216,000)	(31,163,000)
Shareholders' equity - attributable to shareholders of Biophytis	(1,879,000)	5,835,000
Non-controlling interests	(32,000)	(32,000)
Total shareholders' equity (deficit)	(1,911,000)	5,803,000
Liabilities
Employee benefit obligations	183,000	205,000
Non-current financial liabilities	4,367,000	5,518,000
Non-current derivative financial instruments		536,000
Total non-current liabilities	4,551,000	6,259,000
Current financial liabilities	10,213,000	12,036,000
Provisions	75,000
Trade payables	6,940,000	7,606,000
Tax and social liabilities	1,780,000	1,998,000
Current derivative financial instruments	13,000	788,000
Other creditors and miscellaneous liabilities	328,000	381,000
Total current liabilities	19,348,000	22,810,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 21,987,000	€ 34,872,000